Employee Benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	[1]	$ 289	$ (530)	$ (225)	$ (241)	$ (444)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	51	52	55	103	110
Interest on net defined benefit (asset) liability	[2]	(7)	(8)	(8)	(15)	(17)
Other	[2]	3	3	3	6	6
Defined benefit expense	[2]	47	47	50	94	99
Defined contribution expense	[2]	45	46	40	91	77
Increase (decrease) in other comprehensive income related to employee benefits	[2],[3]	(264)	472	(222)	208	(392)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	4	5	5	9	10
Interest on net defined benefit (asset) liability	[2]	17	17	16	34	32
Other	[2]	(1)	3		2	2
Defined benefit expense	[2]	20	25	21	45	44
Increase (decrease) in other comprehensive income related to employee benefits	[2],[3]	$ (25)	$ 58	$ (3)	$ 33	$ (52)

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[3]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.